Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Non-current assets	3,308,221	2,853,211
the PRC
Disclosure of geographical areas [line items]
Non-current assets	2,672,426	2,575,241
the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	7,650,821	7,442,156	7,291,219
Other Asian countries excluding the PRC
Disclosure of geographical areas [line items]
Non-current assets	121,614	63,021
Other Asian countries excluding the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	1,821,080	1,174,323	961,622
America
Disclosure of geographical areas [line items]
Non-current assets	512,322	204,459
America | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	1,738,058	1,189,119	584,630
Europe
Disclosure of geographical areas [line items]
Non-current assets	1,859	10,490
Europe | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	151,496	174,691	117,214
Other countries | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	¥ 111,753	¥ 105,360	¥ 116,974